SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Class A Common Stock Subject to Possible redemption (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Redemption value of dissolution expenses	$ 100,000	$ 100,000
Estimated dissolution expenses paid from interest earned	100,000	100,000
Class A common stock subject to possible redemption
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Gross proceeds from sale of Public Units		92,000,000
Less: Proceeds allocated to Public Warrants		(1,613,009)
Less: Proceeds allocated to Rights		(4,301,659)
Less: Proceeds allocated to underwriter's overallotment option		(52,147)
Less: Issuance costs allocated to Class A common stock subject to possible redemption		(8,139,659)
Accretion to redemption value of Class A common stock subject to possible redemption		15,026,474
Accretion to redemption value of Class A common stock subject to possible redemption due to First Extension Payment	1,840,000
Accretion to redemption value of Class A common stock subject to possible redemption due to dividend and interest income earned	2,561,072	848,637
Balance at the end	$ 98,169,709	$ 93,768,637